Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employee Stock Option - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	54,214,165	81,992,420	104,694,170
Equity shares allocated for grant under the plan	0	0	0
Options granted	(24,384,690)	(30,480,145)	(25,628,600)
Forfeited/lapsed	2,662,442	2,701,890	2,926,850
Options available to be granted, end of period	32,491,917	54,214,165	81,992,420